Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Income/(loss) for the year	$ 4,568	$ 366,065	$ (70,659)
Non-cash items:
Depreciation and amortization	6,645	6,665	2,778
Impairment of intangible assets	0	0	30
Impairment of investment in associate	0	42,938	0
Equity settled share-based payment expense	10,718	14,468	12,637
(Gain)/loss on investments held at fair value	(232,674)	37,863	20,307
Realized loss on sale of investments	54,976	0	0
(Gain)/loss on short-term investments	0	0	(843)
Gain on deconsolidation	0	264,409	41,730
Gain on loss of significant influence	0	(445,582)	(10,287)
Conversion of debt to equity	0	0	349
Disposal of assets	66	140	161
Share of net (income)/loss of associates accounted for using the equity method	34,117	(30,791)	11,491
Income taxes, net	14,402	112,077	1,723
Unrealized (gain)/loss on foreign currency transactions	0	0	(271)
Finance costs, net	6,114	46,229	(8,446)
Changes in operating assets and liabilities:
Accounts receivable	(529)	747	467
Other financial assets	0	(48)	(1,327)
Prepaid expenses and other current assets	(3,371)	(25)	774
Deferred revenues	(5,223)	186	4,841
Trade and other payables	605	11,166	5,094
Other liabilities	(7)	3,002	115
Income taxes paid	(20,737)	0	0
Interest received	1,155	3,648	0
Interest paid	(2,651)	(2,495)	0
Net cash used in operating activities	(131,827)	(98,156)	(72,796)
Cash flows from investing activities:
Purchase of property and equipment	(5,170)	(12,138)	(4,365)
Proceeds from sale of property and equipment	0	0	125
Purchases of intangible assets	(254)	(400)	(125)
Purchase of associate preferred shares held at fair value	(10,000)	(13,670)	(3,500)
Purchase of investments held at fair value	(1,150)	(1,556)	0
Sale of investments held at fair value	350,586	9,294	0
Receipt of payment of sublease	350	191	0
Purchase of convertible note	0	(6,480)	0
Cash derecognized upon loss of control over subsidiary	0	(16,036)	(13,390)
Purchases of short-term investments	0	(69,541)	(166,452)
Proceeds from maturity of short-term investments	30,116	173,995	148,062
Net cash provided by/(used in) investing activities	364,478	63,659	(39,645)
Cash flows from financing activities:
Receipt of PPP loan	68	0	0
Issuance of long term loan	14,720	0	0
Proceeds from issuance of convertible notes	25,000	1,606	6,147
Payment of lease liability	(2,908)	(1,678)	0
Repayment of long-term debt	0	(178)	(185)
Distribution to Tal shareholders	0	(112)	0
Exercise of stock options	1,036	504	0
Proceeds from the issuance of shares and subsidiary preferred shares	0	0	152,030
Settlement of RSU's	(12,888)	0	0
Vesting of restricted stock units	0	(1,280)	0
Issuance of preferred shares of subsidiaries	13,750	51,048	0
Issuance of warrants in subsidiary	92	0	0
Buyback of shares	0	0	(35)
Distribution to shareholders on dissolution of subsidiary	0	0	(1,062)
Subsidiary dividend payments	0	0	(8)
Net cash provided by financing activities	38,869	49,910	156,887
Effect of exchange rates on cash and cash equivalents	0	(104)	(44)
Net increase in cash and cash equivalents	271,520	15,309	44,402
Cash and cash equivalents at beginning of year	132,360	117,051	72,649
Cash and cash equivalents at end of year	403,881	132,360	117,051
Supplemental disclosure of non-cash investment and financing activities:
Purchase of non controlling interest in consideration for issuance of shares and options	0	9,106	0
Purchase of intangible asset and investment held at fair value in consideration for issuance of warrant liability and assumption of other long and short-term liabilities	0	15,894	0
Leasehold improvements purchased through lease incentives (deducted from Right of Use Asset)	0	10,680	0
Conversion of subsidiary convertible note into preferred share liabilities	0	4,894	0
Conversion of subsidiary convertible note into subsidiary common stock (NCI)	0	2,418	0
Supplemental disclosure of cash paid for income taxes:
Cash paid for income taxes	$ 20,737	$ 176	$ 92